Schedule of Recognized Identified Assets Acquired and Liabilities Assumed, McIntosh Commercial Bank (Detail) (McIntosh Commercial Bank, USD $)	1 Months Ended
	Mar. 26, 2010
Business Acquisition [Line Items]
Assets, as recorded	$ 322,577,928
Assets, fair value adjustments	(6,344,851)
Assets, as recorded by CharterBank	316,233,077
Liabilities, as Recorded	306,207,160
Liabilities, fair Value Adjustments	4,420,226
Liabilities, as Recorded by CharterBank	310,627,386
Excess of assets acquired over liabilities assumed	16,370,768	[1]
Aggregate fair value adjustments	(10,765,077)
Net assets acquired	5,605,691
Cash and Cash Equivalents
Business Acquisition [Line Items]
Assets, as recorded	32,285,757
Assets, fair value adjustments	36,629,236	[2]
Assets, as recorded by CharterBank	68,914,993
Investment in Federal Home Loan Bank Stock
Business Acquisition [Line Items]
Assets, as recorded	1,321,710
Assets, fair value adjustments	(200,410)	[3]
Assets, as recorded by CharterBank	1,121,300
Collateralized Mortgage Backed Securities
Business Acquisition [Line Items]
Assets, as recorded	24,744,318
Assets, fair value adjustments	(75,028)	[4]
Assets, as recorded by CharterBank	24,669,290
Loans
Business Acquisition [Line Items]
Assets, as recorded	207,644,252
Assets, fair value adjustments	(110,645,341)	[5]
Assets, as recorded by CharterBank	96,998,911
Other Real Estate Owned
Business Acquisition [Line Items]
Assets, as recorded	55,267,968
Assets, fair value adjustments	(40,136,424)	[6]
Assets, as recorded by CharterBank	15,131,544
FDIC Receivable
Business Acquisition [Line Items]
Assets, fair value adjustments	108,252,007	[7]
Assets, as recorded by CharterBank	108,252,007
Core Deposit Intangible
Business Acquisition [Line Items]
Assets, fair value adjustments	258,811	[8]
Assets, as recorded by CharterBank	258,811
Assets Other
Business Acquisition [Line Items]
Assets, as recorded	1,313,923
Assets, fair value adjustments	(427,702)	[9]
Assets, as recorded by CharterBank	886,221
Non Interest Bearing Deposits
Business Acquisition [Line Items]
Liabilities, as Recorded	5,443,673
Liabilities, as Recorded by CharterBank	5,443,673
Interest-bearing Deposits
Business Acquisition [Line Items]
Liabilities, as Recorded	289,862,953
Liabilities, fair Value Adjustments	683,100	[10]
Liabilities, as Recorded by CharterBank	290,546,053
Total Deposits
Business Acquisition [Line Items]
Liabilities, as Recorded	295,306,626
Liabilities, fair Value Adjustments	683,100
Liabilities, as Recorded by CharterBank	295,989,726
Federal Home Loan Bank Advances
Business Acquisition [Line Items]
Liabilities, as Recorded	9,491,486
Liabilities, as Recorded by CharterBank	9,491,486
Deferred Tax Liability
Business Acquisition [Line Items]
Liabilities, fair Value Adjustments	3,737,126	[11]
Liabilities, as Recorded by CharterBank	3,737,126
Liabilities Other
Business Acquisition [Line Items]
Liabilities, as Recorded	1,409,048
Liabilities, as Recorded by CharterBank	$ 1,409,048

[1]	Amount represents the excess of assets acquired over liabilities assumed and since the asset discount bid by CharterBank of $53 million exceeded this amount, the difference resulted in a cash settlement with the FDIC on the acquisition date.
[2]	Adjustment reflects the initial wire received from the FDIC on the acquisition date.
[3]	Adjustment reflects the estimated fair value of other bank stock.
[4]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired mortgage-backed securities portfolio.
[5]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired loan portfolio. The fair value adjustment includes adjustments for estimated credit losses, liquidity and servicing costs.
[6]	Adjustment reflects the estimated other real estate owned losses based on the Bank's evaluation of the acquired other real estate owned portfolio.
[7]	Adjustment reflects the estimated fair value of payments the Bank will receive from the FDIC under loss sharing agreements. The receivable was recorded at present value of the estimated cash flows using an average discount rate of one and a half percent.
[8]	Adjustment reflects fair value adjustments to record the estimated core deposit intangible.
[9]	Adjustment reflects fair value adjustments to record certain other assets acquired in this transaction.
[10]	Adjustment reflects fair value adjustments based on the Bank's evaluation of the acquired time deposit portfolio.
[11]	Adjustment reflects differences between the financial statement and tax bases of assets acquired and liabilities assumed.